Income and expenses - Plan Awards (Details) - Ferroglobe PLC Equity Incentive Plan - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of service condition	3 years	3 years		4 years	3 years	3 years	3 years
Outstanding at beginning of the period	3,801,706	4,359,436	3,411,974
Granted during the period	1,044,449	848,710	1,307,934
Exercised during the period	(7,986)	(208,076)	(309,462)
Expired/forfeited during the period	277,576	1,198,364	51,010
Outstanding at end of the period	4,560,593	3,801,706	4,359,436	3,411,974
Exercisable as of December 31, 2023	336,399